ACCOUNTS PAYABLE (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
ACCOUNTS PAYABLE
Payable to suppliers	$ 4,430,519	$ 282,596
Others	0	715
Total	$ 4,430,519	$ 283,311